Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	33,071	28,223	24,727
Total employees (in FTEs)	39,086	32,016	28,073
Customer Support
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	8,901	7,485	6,429
Manufacturing and Supply Chain Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	9,953	8,237	7,680
Strategic Supply Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,541	707	346
General & Administrative
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	3,768	2,761	2,061
Sales and Mature Products and Services
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	742	766	744
Research & Development
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	14,181	12,060	10,813
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,974	2,155	1,459
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	36,112	29,861	26,614
Netherlands
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	16,722	14,222	12,812